Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2023
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Discontinued Operations

Set forth below are the results of the discontinued operations:

(Dollars in thousands)	2022

Product revenue	$1,799
Cost of sales	728
Research and development	398
Selling, general, and administrative	573
Other income, net	-
Income from discontinued operations before the gain on disposal and income taxes	100
Pretax gain on sale of MTI Instruments	7,751
Income tax benefit	70
Net income from discontinued operations	$7,921

Schedule of Gain on Sale

The following table presents the gain associated with the Sale that was reported within the 2022 Annual Report.

(Dollars in thousands)

As of April 11,
2022
Consideration received	$10,750
Plus: closing cash	1
Less: transaction costs	(908)
Less: closing indebtedness	(483)
Plus: new working capital adjustments	19
Adjusted consideration received	9,379

Cash	1
Accounts receivable, net	1,119
Inventories	888
Prepaid expense and other current assets	42
Operating lease right-of-use assets	579
Deferred tax assets	171
Property, plant and equipment, net	76
Total assets	2,876

Accounts payable	122
Accrued liabilities	547
Operating lease liability	579
Total liabilities	1,248

Net assets transferred	1,628

Gain on sale	$7,751